Current and deferred income tax liability	12 Months Ended
Dec. 31, 2021
Current and deferred income tax liability
Current and deferred income tax liability
9	Current and deferred income tax liability
(a)	Income and resource taxes

	2021	2020
	$	$
Current Tax Expense

Current income tax	27,543	20,535
	27,543	20,535

Deferred Tax Recovery

Deferred tax expense (recovery)	(2,440)	2,051
	(2,440)	2,051

Total tax expense	25,103	22,586

(b)	Tax rate reconciliation

A reconciliation between income tax expense and the product of loss before income taxes multiplied by the combined Canadian federal and provincial income tax rate for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
	$	$
Income before income taxes	2,995	49,977

Expected tax rate @ 26.50% (2020 - 26.50%)	794	13,244
Effect of tax rate differences	(814)	1,838
Stock based compensation costs	177	177
Other non-deductible expenses	7,044	909
Unrealized foreign exchange income	(69)	(175)
Inflation adjustment for Mexico tax purposes	638	150
Utilization of prior year losses	12,372	3,896
Foreign exchange and other	4,125	(3,326)
Mining royalties and other	836	5,873
	25,103	22,586

9	Current and deferred income tax liability (continued)
(c)	Deferred tax asset and liability

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1,	Change in	December 31,	Change in	December 31,
	2020	2020	2020	2021	2021
	$	$	$	$	$

Property, plant, and equipment	(816)	341	(475)	3,956	3,481
Inventory	(1,178)	(2,892)	(4,070)	(2,078)	(6,148)
Provisions	3,726	(194)	3,532	2,525	6,057
Decommissioning liabilities	5,002	1,632	6,634	946	7,580
Mining royalties	1,615	103	1,718	(1,195)	523
Mining assets	(42,554)	157	(42,397)	1,896	(40,501)
Other items	2,298	(1,000)	1,298	1,562	2,860
Non-capital losses	6,286	(672)	5,614	(5,204)	410
Net deferred tax (liabilities) assets	(25,621)	(2,525)	(28,146)	2,408	(25,738)

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2021	2020
	$	$
Non-capital and capital losses	49,641	62,250
Property, plant and equipment	96	83
Mineral properties	37,290	2,280
Other	(37)	(37)
	86,990	64,576

(d)	Tax losses

In Canada, the Company has aggregate tax losses not recognized of $46,399 (December 31, 2020 – $37,771) expiring in periods from 2027 to 2041. Deferred tax assets have not been recognized in respect of these losses because it is not probable that future taxable profit will be available against which the Company can utilise the benefits there from.

Also, the Company has $1,403 of capital losses in Canada that are without expiry as at December 31, 2021 (December 31, 2020 - $1,403).

(e)	Unrecognized deferred tax liabilities

As at December 31, 2021, the Company has taxable temporary difference of $83,052 (2020 - $77,582) relating to investments in subsidiaries that has not been recognized because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.